Income Taxes and Duties - Summary of Expected Benefit for DUC (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure Of Expected Benefit For DUC [abstract]
Expected expense (benefit):		$ 147,520,595	$ (20,837,768)	$ 43,432,712
Increase (decrease) resulting from:
Expected benefit contract		(5,333,064)	(496,643)	(4,948,542)
Duties from prior year				(26)
Non-cumulative profit		(1,252,957,737)	(2,291,937,519)	(1,130,442,995)
Non-deductible expenses		1,110,770,206	2,313,271,930	1,091,958,851
Production value		507,997,938	321,353,133	495,394,906
Deductible duties		(44,270,598)	(21,850,672)	(39,891,325)
DUC tax credit		(73,280,000)	(65,000,000)
Deferred DUC expense		5,673,403	696,449	29,570,063
Deductions cap		(89,293,461)	(80,589,774)	(112,261,105)
DUC from prior years				(39)
DUC-Profit-sharing duty expense	$ 14,906,468	$ 306,827,282	$ 154,609,136	$ 372,812,500